PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 105,282		$ 171,183
Short-term investments	194,720		16,043
Prepayments and other current assets	31,509	$ 27,640	27,894
Total current assets	686,680		668,837
Non-current assets:
Restricted cash, non-current portion	42,452		6,990	$ 39,982
Long-term investments	341,946		373,233
Other non-current assets	1,126,222		1,155,599
Total assets	1,812,902		1,824,436
Current liabilities:
Short-term loans and current portion of long-term loans	264,624		297,811
Short term bond payable	102,779
Accrued expenses and other liabilities	120,244	$ 120,592	118,924
Total current liabilities	640,205		600,913
Non-current liabilities:
Convertible senior notes	168,929		254,435
Total non-current liabilities	582,245		628,323
Total liabilities	1,222,450		1,229,236
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	528,620		517,802
Accumulated other comprehensive loss	(98,371)		(75,837)
Retained earnings	270,358		276,746
Treasury share	(123,216)		(136,615)
Total shareholders' equity	589,759		594,506
Total liabilities and shareholders' equity	1,812,902		1,824,436
Parent Company
Current assets:
Cash and cash equivalents	13,734		2,529
Short-term investments	1,384
Prepayments and other current assets	39		98
Amounts due from subsidiaries			17,056
Total current assets	15,157		19,683
Non-current assets:
Restricted cash, non-current portion	898,766		869,895
Long-term investments	1,106		1,001
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	49,006		30,733
Other non-current assets	948,878		901,629
Total assets	964,035		921,312
Current liabilities:
Short-term loans and current portion of long-term loans	4,003		26,808
Short term bond payable	102,779
Accrued expenses and other liabilities	5,045		2,575
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	29,843		5,722
Total current liabilities	141,670		35,105
Non-current liabilities:
Long-term loans, less current portion	168,929		254,435
Convertible senior notes	63,677		37,266
Total non-current liabilities	232,606		291,701
Total liabilities	374,276		326,806
Shareholders equity:
Additional paid-in capital	528,620		517,802
Accumulated other comprehensive loss	(98,371)		(75,837)
Retained earnings	270,358		276,746
Treasury share	(123,216)		(136,615)
Total shareholders' equity	589,759		594,506
Total liabilities and shareholders' equity	964,035		921,312
Common Class A
Shareholders equity:
Ordinary Shares, Value	9,244		9,286
Common Class A | Parent Company
Shareholders equity:
Ordinary Shares, Value	9,244		9,286
Common Class B
Shareholders equity:
Ordinary Shares, Value	3,124		3,124
Common Class B | Parent Company
Shareholders equity:
Ordinary Shares, Value	$ 3,124		$ 3,124